DEFERRED TAXES	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

NOTE 10.  DEFERRED TAXES

The components of net deferred tax assets (liabilities) are as follows:

	December 31,
	2015	2014
Long-lived assets	$26,875	$(4,917)
Equity-based instruments	851,230	1,471,138
Net operating loss carryforwards	4,689,600	1,189,262
Deferred tax asset valuation allowance	(5,567,705)	(2,655,483)
	$--	$--

A reconciliation of our income tax provision and the amounts computed by applying statutory rates to income before income taxes is as follows:

	Year ended December 31,
	2015	2014
Income tax benefit at statutory rate	$(2,987,334)	$(2,356,247)
State income tax benefit, net of Federal benefit	(406,805)	(320,866)
Amortization of debt discount	561,936	291,937
Gain on derivative	(81,368)	--
Other	1,349	2,869
Valuation allowance	2,912,222	2,382,307
	$--	$--